Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

WHV INTERNATIONAL EQUITY FUND

(THE “FUND”)

Supplement dated November 4, 2014 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2014

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 4, 2014, WHV Investment Management, Inc., investment adviser to the Fund, changed its name to WHV Investments, Inc.  Accordingly, all references to WHV Investment Management, Inc. are replaced with WHV Investments, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FUNDVANTAGE TRUST

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

(THE “FUND”)

Supplement dated November 4, 2014 to the Prospectus and

Statement of Additional Information (“SAI”) for the Fund dated September 1, 2014

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 4, 2014, WHV Investment Management, Inc., investment adviser to the Fund, changed its name to WHV Investments, Inc.  Accordingly, all references to WHV Investment Management, Inc. are replaced with WHV Investments, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FUNDVANTAGE TRUST

WHV/EAM INTERNATIONAL SMALL CAP EQUITY FUND

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

(THE “FUNDS”)

Supplement dated November 4, 2014 to the Prospectus and

Statement of Additional Information (“SAI”) for the Funds dated June 2, 2014

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective November 4, 2014, WHV Investment Management, Inc., investment adviser to the Funds, changed its name to WHV Investments, Inc.  Accordingly, all references to WHV Investment Management, Inc. are replaced with WHV Investments, Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE